Investments - Summary of Available-for-sale Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Fair Value and Carrying Amount	$ 262	$ 940
ICL [member]
Disclosure of financial assets [line items]
Principal Activity	Fertilizer & Specialty Chemicals
Principal Place of Business and Incorporation	Israel
Proportion of ownership interest and voting rights held		14.00%
Fair Value and Carrying Amount		$ 725
Sinofert [member]
Disclosure of financial assets [line items]
Principal Activity	Fertilizer Supplier & Distributor
Principal Place of Business and Incorporation	China/Bermuda
Proportion of ownership interest and voting rights held	22.00%	22.00%
Fair Value and Carrying Amount	$ 258	$ 212
Other [member]
Disclosure of financial assets [line items]
Fair Value and Carrying Amount	$ 4	$ 3